Inventory - Schedule of inventory valuation adjustments (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Inventory
Work-in-progress	$ 15,072	$ 3,280,291	$ 4,003,943	$ 1,949,811
Finished goods	(25,072)	151,248	254,467	691,269
Other		35,378	35,378
Total	$ (10,000)	$ 3,466,917	4,293,788	2,641,080
Change in inventory reserve			$ 4,293,788	$ 2,641,080